FINANCIAL RISK MANAGEMENT - Sensitivity Analysis for Interest Rate Risk (Details) - Interest rate risk $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10 bp decrease on net income (loss) to the partnership	$ 4
Impact of 10 bp increase on net income (loss) to the partnership	(4)
Impact of 10 bp decrease on other comprehensive (loss) income to the partnership	0
Impact of 10 bp increase on other comprehensive (loss) income to the partnership	$ 0